Schedule of investments
Delaware Select Growth Fund	January 31, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 100.25%♦
Communication Services — 9.21%
Match Group †	105,296	$14,726,699
Netflix †	21,382	11,383,563
Spotify Technology †	25,265	7,958,475
		34,068,737
Consumer Discretionary — 17.32%
Airbnb Class A †	3,634	667,311
Amazon.com †	3,096	9,926,395
Burlington Stores †	8,415	2,094,493
Chipotle Mexican Grill †	7,480	11,070,400
DoorDash Class A Class A †	750	144,953
DR Horton	45,970	3,530,496
DraftKings Class A †	163,595	8,852,125
Lululemon Athletica †	31,285	10,282,754
Tesla †	1,000	793,530
YETI Holdings †	253,991	16,717,688
		64,080,145
Consumer Staples — 3.96%
Boston Beer Class A †	15,975	14,647,318
		14,647,318
Healthcare — 15.68%
Align Technology †	17,030	8,947,222
DexCom †	21,765	8,158,610
Exact Sciences †	128,501	17,625,197
IQVIA Holdings †	51,163	9,096,782
Teladoc Health †	18,110	4,777,961
Vertex Pharmaceuticals †	17,380	3,981,410
Zoetis	35,165	5,424,201
		58,011,383
Industrials — 13.15%
Cintas	23,250	7,396,290
Lyft Class A Class A †	271,560	12,073,558
SiteOne Landscape Supply †	82,121	12,948,839
Uber Technologies †	319,200	16,256,856
		48,675,543
Technology — 40.93%
Adobe †	13,713	6,291,113
Apple	51,580	6,806,497
Coupa Software †	31,362	9,718,143
DocuSign †	40,585	9,451,841
Global Payments	38,495	6,795,137
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Schedule of investments
Delaware Select Growth Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock♦ (continued)
Technology (continued)
Marvell Technology Group	271,040	$13,947,718
Microsoft	29,527	6,849,083
NVIDIA	20,785	10,799,678
PayPal Holdings †	37,407	8,764,834
RingCentral Class A †	37,922	14,141,872
ServiceNow †	25,453	13,825,052
Snowflake Class A †	16,700	4,549,915
Square Class A †	58,950	12,730,842
Trade Desk Class A †	17,515	13,416,315
Twilio Class A †	37,221	13,378,344
		151,466,384
Total Common Stock (cost $284,698,970)		370,949,510
Total Value of Securities—100.25% (cost $284,698,970)		370,949,510

Liabilities Net of Receivables and Other Assets—(0.25%)		(913,953)
Net Assets Applicable to 10,090,093 Shares Outstanding—100.00%		$370,035,557
♦	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.
2    NQ-316 [1/21] 3/21 (1552114)